UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Institutional Investment Manager Filing this Report:

RS Investment Management, Inc.
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-04355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George Randall Hecht
CEO
(415) 591-2700
Signature, Place, and Date of Signing:

/s/G. Randall Hecht	San Francisco, CA	  May 14, 2004

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

13F Summary Page

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	224

Form 13F Information Table Value Total:	118,390

List of Other Included Managers:	None

ISSUER        	    CLASS      CUSIP        VALUE    SHS   INVEST  VOTG
                    	           	         (x1000)         DISCRET AUTH
1-800-FLOWERS.COM, I  Cl A     68243q106        34    3,550   sole   sole
Aaron Rents, Inc.     Com      002535201        82    3,300   sole   sole
Abaxis, Inc.          Com      002567105       829   40,950   sole   sole
Able Laboratories, I  Com      00371n407       888   45,450   sole   sole
Accredited Home Lend  Com      00437P107       902   22,900   sole   sole
Alexion Pharmaceutic  Com      015351109     1,650   69,450   sole   sole
Align Technology, In  Com      016255101       912   47,950   sole   sole
Alliance Gaming Corp  Com      01859p609     1,746   54,350   sole   sole
Allscripts Healthcar  Com      01988P108        57    5,900   sole   sole
Altiris, Inc.         Com      02148M100     1,664   59,550   sole   sole
Alvarion Ltd.         SHS      m0861t100       436   34,350   sole   sole
America Service Grou  Com      02364L109        62    1,800   sole   sole
American Healthways,  Com      02649v104       714   29,250   sole   sole
American Medical Sec  Com      02744P101       103    3,850   sole   sole
Ameritrade Holding C  Com      03074k100       266   17,300   sole   sole
Andrew Corp.          Com      034425108       369   21,100   sole   sole
Angiotech Pharmaceut  Com      034918102       958   39,250   sole   sole
Anteon International  Com      03674e108       939   32,500   sole   sole
Applied Films Corp.   Com      038197109       293   10,500   sole   sole
Applied Signal Techn  Com      038237103        49    1,800   sole   sole
Artisan Components,   Com      042923102       317   14,200   sole   sole
Ashworth, Inc.        Com      04516h101        58    6,650   sole   sole
Ask Jeeves, Inc.      Com      045174109     1,720   48,150   sole   sole
AtheroGenics, Inc.    Com      047439104     1,250   54,650   sole   sole
Atrix Laboratories,   Com      04962L101       811   31,800   sole   sole
AudioCodes Ltd.       ORD      M15342104       711   61,300   sole   sole
August Technology Co  Com      05106u105       877   58,450   sole   sole
Autobytel, Inc.       Com      05275n106     1,265   95,800   sole   sole
Bebe Stores, Inc.     Com      075571109       917   27,350   sole   sole
Boston Private Finan  Com      101119105     1,422   50,800   sole   sole
Bradley Pharmaceutic  Com      104576103        57    2,250   sole   sole
Bright Horizons Fami  Com      109195107       495   10,500   sole   sole
Buffalo Wild Wings I  Com      119848109        62    2,150   sole   sole
Cal Dive Internation  Com      127914109        67    2,600   sole   sole
CapitalSource, Inc.   Com      14055x102       520   23,150   sole   sole
Carrier Access Corp.  Com      144460102        36    2,950   sole   sole
Casual Male Retail G  Com      148711104        61    5,900   sole   sole
Ceradyne, Inc.        Com      156710105       779   21,550   sole   sole
Charles River Labora  Com      159864107       435   10,150   sole   sole
Charlotte Russe Hold  Com      161048103        61    3,350   sole   sole
CheckFree Corp.       Com      162813109       797   27,050   sole   sole
ChipPAC, Inc., Class  Cl A     169657103        56    7,100   sole   sole
Chordiant Software,   Com      170404107       178   34,050   sole   sole
Citadel Security Sof  Com      17288q109        42    8,800   sole   sole
Clicksoftware Co.     Com      m25082104        55   13,750   sole   sole
Closure Medical Corp  Com      189093107       903   32,850   sole   sole
CNET Networks, Inc.   Com      12613R104     1,568   151,750  sole   sole
Corgentech, Inc.      Com      21872P105        39    2,100   sole   sole
Cost Plus, Inc.       Com      221485105     1,000   23,950   sole   sole
CoStar Group, Inc.    Com      22160n109       662   17,950   sole   sole
Credence Systems Cor  Com      225302108       328   27,650   sole   sole
Dade Behring Holding  Com      23342j206        69    1,550   sole   sole
Deckers Outdoor Corp  Com      243537107       756   29,150   sole   sole
Dendrite Internation  Com      248239105     1,159   72,450   sole   sole
Digene Corp.          Com      253752109       526   15,300   sole   sole
Digitas, Inc.         Com      25388k104        66    6,450   sole   sole
Discovery Laboratori  Com      254668106     1,159   95,050   sole   sole
Ditech Communications Com      25500M103       909   54,550   sole   sole
Durect Corp.          Com      266605104        46   13,400   sole   sole
Dynamex, Inc.         Com      26784f103        71    5,050   sole   sole
eCollege.com, Inc.    Com      27887e100       338   16,200   sole   sole
EDO Corp.             Com      281347104        58    2,400   sole   sole
Electro Scientific I  Com      285229100       235   10,000   sole   sole
Embarcadero Technolo  Com      290787100        53    4,100   sole   sole
Emulex Corp.          Com      292475209       801   37,600   sole   sole
EPIX Medical, Inc.    Com      26881q101       579   27,900   sole   sole
Equinix, Inc.         Com      29444u502       232    6,400   sole   sole
eResearch Technology  Com      29481V108     1,172   41,800   sole   sole
eSPEED, Inc., Class   Cl A     296643109       475   22,650   sole   sole
ESS Technology, Inc.  Com      269151106       728   49,650   sole   sole
Exar Corp.            Com      300645108       689   37,250   sole   sole
EZCorp., Inc.         Com      302301106        56    5,400   sole   sole
First Cash Financial  Com      31942d107       555   16,500   sole   sole
Flamel Technologies   ADR      338488109       161    6,200   sole   sole
FormFactor, Inc.      Com      346375108     1,083   51,750   sole   sole
Forward Air Corp.     Com      349853101       661   20,100   sole   sole
Franklin Bank Corp.   Com      352451108        59    3,200   sole   sole
Genus, Inc.           Com      372461103        45   12,000   sole   sole
GrafTech Internation  Com      384313102        62    4,150   sole   sole
Grey Wolf, Inc.       Com      397888108        63   15,300   sole   sole
Guess?, Inc.          Com      401617105     1,090   60,450   sole   sole
Guitar Center, Inc.   Com      402040109       100    2,700   sole   sole
Hot Topic, Inc.       Com      441339108        60    2,250   sole   sole
I-Flow Corp.          Com      449520303        41    2,900   sole   sole
Image Entertainment,  Com      452439201        44   13,300   sole   sole
Impax Laboratories,   Com      45256B101       890   39,800   sole   sole
INAMED Corp.          Com      453235103       671   12,600   sole   sole
Infinity Property &   Com      45665q103       624   19,850   sole   sole
Informatica Corp.     Com      45666Q102       704   81,900   sole   sole
InfoSpace, Inc.       Com      45678t201     2,297   59,100   sole   sole
Inspire Pharmaceutic  Com      457733103       884   68,600   sole   sole
Integrated Silicon S  Com      45812P107       613   34,550   sole   sole
Intelligroup, Inc.    Com      45816a106        53    7,250   sole   sole
InterActive Corp. Wa  W        45840Q127       247    6,476   sole   sole
Intuitive Surgical,   Com      46120e602       688   40,450   sole   sole
Inveresk Research Gr  Com      461238107       632   22,250   sole   sole
Ixia                  Com      45071r109       893   82,500   sole   sole
K2, Inc.              Com      482732104       863   53,850   sole   sole
Kenneth Cole Product  Cl A     193294105     1,009   29,600   sole   sole

Keynote Systems, Inc  Com      493308100        66    5,100   sole   sole
Kforce, Inc.          Com      493732101        58    6,100   sole   sole
Kindred Healthcare,   Com      494580103        80    1,600   sole   sole
Kirkland's, Inc.      Com      497498105        70    4,300   sole   sole
LabOne, Inc.          Com      50540L105        73    2,400   sole   sole
Legg Mason, Inc.      Com      524901105       821    8,850   sole   sole
Linktone Ltd., ADR    ADR      535925101        14    1,150   sole   sole
Lionbridge Technolog  Com      536252109        69    7,050   sole   sole
LogicVision, Inc.     Com      54140W107        43   10,200   sole   sole
Macromedia, Inc.      Com      556100105       436   21,700   sole   sole
Magma Design Automat  Com      559181102     1,448   69,250   sole   sole
MapInf Corp.          Com      565105103       168   13,200   sole   sole
Marlin Business Serv  Com      571157106        59    3,500   sole   sole
Martek Biosciences C  Com      572901106       681   11,950   sole   sole
Matria Healthcare, I  Com      576817209        18      700   sole   sole
Mentor Graphics Corp. Com      587200106       983   55,150   sole   sole
Merge Technologies,   Com      589981109       463   31,650   sole   sole
Micromuse, Inc.       Com      595094103       436   55,850   sole   sole
MicroStrategy, Inc.,  Cl A     594972408     1,152   21,618   sole   sole
Mindspeed Technologi  Com      602682106       568   87,050   sole   sole
MPS Group, Inc.       Com      553409103     1,012   91,050   sole   sole
M-Systems Flash Disk  ORD      M7061C100     1,360   66,750   sole   sole
Multimedia Games, In  Com      625453105       373   15,060   sole   sole
Mykrolis Corp.        Com      62852p103        48    3,400   sole   sole
Myogen, Inc.          Com      62856e104        95    8,700   sole   sole
Nabi Biopharmaceutic  Com      629519109       909   58,450   sole   sole
Nara Bancorp Inc.     Com      63080P105        46    1,550   sole   sole
Navigant Consulting,  Com      63935n107     1,707   84,400   sole   sole
Netflix, Inc.         Com      64110L106       914   26,800   sole   sole
Netsolve Inc.         Com      64115j106        45    4,300   sole   sole
New Century Financia  Com      64352d101       857   17,650   sole   sole
North American Scien  Com      65715D100        46    4,600   sole   sole
Northfield Laborator  Com      666135108       123    7,600   sole   sole
NTN Communications,   Com      629410309        45   15,400   sole   sole
Nuance Communication  Com      669967101       207   31,650   sole   sole
Nuvelo, Inc.          Com      67072M301       797   63,450   sole   sole
O2Micro Internationa  ORD      g6797e106     1,235   71,650   sole   sole
Oil States Internati  Com      678026105        64    4,750   sole   sole
Old Dominion Freight  Com      679580100        71    2,100   sole   sole
Omnicell, Inc.        Com      68213n109       656   33,100   sole   sole
OmniVision Technolog  Com      682128103     1,045   38,250   sole   sole
Onyx Pharmaceuticals  Com      683399109       945   23,350   sole   sole
Open Solutions, Inc.  Com      68371p102       410   18,550   sole   sole
Orbitz, Inc., Class   Cl A     68556Y100       632   26,550   sole   sole
Oscient Pharmaceutic  Com      68812r105        40    7,100   sole   sole
Oxford Industries, I  Com      691497309     1,315   28,470   sole   sole
Pacific Sunwear of C  Com      694873100     1,292   52,650   sole   sole
PalmOne, Inc.         Com      69713P107       995   46,600   sole   sole
Peet's Coffee & Tea,  Com      705560100       495   23,250   sole   sole
Penn National Gaming  Com      707569109       932   32,400   sole   sole
Penwest Pharmaceutic  Com      709754105       931   63,700   sole   sole
Per-Se Technologies,  Com      713569309        39    3,450   sole   sole
Pharmaceutical Produ  Com      717124101       606   20,350   sole   sole
Photon Dynamics, Inc  Com      719364101       579   17,750   sole   sole
Pinnacle Airlines Co  Com      723443107       561   42,150   sole   sole
PLX Technology, Inc.  Com      693417107        72    6,650   sole   sole
Power Integrations,   Com      739276103       419   14,300   sole   sole
POZEN, Inc.           Com      73941u102        44    3,200   sole   sole
Priceline.com, Inc.   Com      741503403     1,176   43,616   sole   sole
PrivateBancorp, Inc.  Com      742962103       644   12,490   sole   sole
ProAssurance Corp.    Com      74267c106       460   13,150   sole   sole
Providence Service C  Com      743815102        73    4,100   sole   sole
Quest Software, Inc.  Com      74834T103       937   57,300   sole   sole
RADWARE Ltd.          ORD      m81873107        61    2,300   sole   sole
RARE Hospitality Int  Com      753820109       861   31,037   sole   sole
Red Hat, Inc.         Com      756577102     1,241   54,300   sole   sole
Regeneration Technol  Com      75886n100       684   60,300   sole   sole
Research In Motion L  Com      760975102       509    5,450   sole   sole
Retek, Inc.           Com      76128q109       284   37,550   sole   sole
Rigel Pharmaceutical  Com      766559603        44    2,000   sole   sole
Rudolph Technologies  Com      781270103       292   15,600   sole   sole
Salix Pharmaceutical  Com      795435106     1,538   53,000   sole   sole
Sapient Corp.         Com      803062108        56    9,300   sole   sole
Saxon Capital, Inc.   Com      80556p302       465   16,350   sole   sole
Schnitzer Steel Indu  Cl A     806882106       486   15,150   sole   sole
Scientific Games Cor  Cl A     80874P109       617   32,950   sole   sole
Scottish Re Group Lt  ORD      g7885t104        68    2,800   sole   sole
Semtech Corp.         Com      816850101        53    2,300   sole   sole
Sigmatel, Inc.        Com      82661w107       922   41,050   sole   sole
Signature Bank        Com      82669G104        10      500   sole   sole
Silicon Valley Bancs  Com      827064106       675   20,800   sole   sole
Sonic Solutions       Com      835460106       276   14,550   sole   sole
Sonus Networks, Inc.  Com      835916107       114   30,850   sole   sole
SRS Labs, Inc.        Com      78464m106        36    5,900   sole   sole
Station Casinos, Inc  Com      857689103     1,115   25,250   sole   sole
Steel Dynamics, Inc.  Com      858119100       341   13,750   sole   sole
Stonepath Group, Inc  Com      861837102        49   12,600   sole   sole
Sunrise Senior Livin  Com      86768k106       991   27,650   sole   sole
Superior Energy Serv  Com      868157108        73    7,250   sole   sole
Sylvan Learning Syst  Com      871399101        84    2,400   sole   sole
Symbion, Inc.         Com      871507109       384   21,150   sole   sole
Synaptics, Inc.       Com      87157D109        40    2,300   sole   sole
Synplicity, Inc.      Com      87160y108        48    6,700   sole   sole
Syntel Inc            Com      87162h103        77    2,800   sole   sole
Sypris Solutions, In  Com      871655106        40    2,350   sole   sole
TBC Corp.             Com      872180104        75    2,550   sole   sole
Telik, Inc.           Com      87959m109       399   14,850   sole   sole
Telular Corp.         Com      87970T208        26    1,800   sole   sole
Tessera Technologies  Com      88164L100       703   38,400   sole   sole
The Medicines Co.     Com      584688105     1,119   34,750   sole   sole
The Sports Authority  Com      84917U109     1,216   30,350   sole   sole
The Warnaco Group, I  Com      934390402        74    3,700   sole   sole
ThermoGenesis Corp.   Com      883623209        24    6,200   sole   sole
Tractor Supply Co.    Com      892356106       600   15,500   sole   sole
Trident Microsystems  Com      895919108       538   33,700   sole   sole
TriPath Imaging, Inc  Com      896942109        55    6,050   sole   sole
Tumbleweed Communica  Com      899690101        41    5,900   sole   sole
Ultralife Batteries,  Com      903899102       413   19,350   sole   sole
Ultratech, Inc.       Com      904034105     1,301   55,800   sole   sole
Unit Corp.            Com      909218109        67    2,450   sole   sole
United Auto Group, I  Com      909440109       406   14,850   sole   sole
United Online, Inc.   Com      911268100     1,027   61,650   sole   sole
United Surgical Part  Com      913016309       988   29,100   sole   sole
Urban Outfitters, In  Com      917047102     1,355   28,200   sole   sole
ValueClick, Inc.      Com      92046n102     1,518   140,550  sole   sole
Ventana Medical Syst  Com      92276h106       272    6,650   sole   sole
Virage Logic Corp.    Com      92763r104       677   73,200   sole   sole
Vitran Corporation,   Cl A     92850E107        60    4,150   sole   sole
WebEx Communications  Com      94767l109     2,059   69,250   sole   sole
Wild Oats Markets, I  Com      96808b107        25    2,150   sole   sole
Wintrust Financial C  Com      97650W108       535   11,000   sole   sole
World Acceptance Cor  Com      981419104       185    9,500   sole   sole
Wright Medical Group  Com      98235t107       371   12,100   sole   sole
Yahoo! Inc.           Com      984332106       945   19,450   sole   sole
Zoran Corp.           Com      98975F101        49    2,850   sole   sole